PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Total provisions	$ 394.7	$ 379.4
Current portion of provisions	6.7	4.8
Non-current provisions	388.0	374.6
Asset retirement obligations
Disclosure of other provisions [line items]
Total provisions	380.0	368.4	$ 327.6
Current portion of provisions	6.7	4.8
Non-current provisions	373.3	363.6
Other
Disclosure of other provisions [line items]
Total provisions	$ 14.7	$ 11.0